Employee benefits (Details 8) - Parent Company Gratuity plan [Member] ₨ in Millions	Mar. 31, 2021 INR (₨)
During the year ended March 31, 2022 (estimated)
Disclosure Of Expected Contribution To Post Employment Benefit Plans [Abstract]
Expected Contribution	₨ 317
March 31, 2022
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	452
March 31, 2023
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	390
March 31, 2024
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	361
March 31, 2025
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	339
March 31, 2026
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	308
Thereafter
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	₨ 1,971